GENERAL INFORMATION	12 Months Ended
Dec. 31, 2024
GENERAL INFORMATION
GENERAL INFORMATION

1.GENERAL INFORMATION

Super Hi International Holding Ltd. (the “Company”) was incorporated in the Cayman Islands as an exempted company with limited liability on May 6, 2022 under the Companies Law, Cap. 22 (Law 3 of 1961, as consolidated and revised) of the Cayman Islands. The head office and principal place of business in Singapore is at 1 Paya Lebar Link #09-04 PLQ 1 Paya Lebar Quarter Singapore 408533 and registered office at Cricket Square, Hutchins Drive, PO Box 2681, Grand Cayman, KY1-1111 in Cayman Islands.

The Company is an investment holding company and its subsidiaries (together, the “Group”) are principally engaged in the restaurants operation, delivery business and others located in overseas market outside Mainland China, Hong Kong, Macau and Taiwan (the “Spin-off Business”). The principal activities of the subsidiaries are disclosed in Note 37 to the consolidated financial statements. The Spin-off Business was previously conducted under Haidilao International Holding Ltd (“Haidilao International”) prior to the reorganization.

Prior to December 30, 2022, the Company was a wholly-owned subsidiary of Newpai Ltd (“Newpai”), who in turn is a wholly-owned subsidiary of Haidilao International, a company listed on the Hong Kong Stock Exchange (“HKSE”). The majority shareholders of Haidilao International are Mr. Yong Zhang and his spouse namely Ms. Ping Shu (collectively the “Controlling Shareholders”). On December 30, 2022, the Company completed the concurrent spin-off and listing of its shares on the HKSE (referred to as the “Spin- off”). The Spin-off was achieved through Newpai’s distribution of 100% of its equity interest to Haidilao International, which in turn distributed 100% of its equity interest in the Company to qualified holders of Haidilao International in proportion to their respective shareholding in Haidilao International. Each qualified holder of Haidilao International received 1 share of the Company for every 10 shares of Haidilao International. Following the Distribution, Newpai and Haidilao International held no interest in the Company and the Company ceased to be subsidiary of Newpai and Haidilao International. Following the Spin-off, the Controlling Shareholders effectively owned more than 50% interests in the Company and are the ultimate controlling parties of both Haidilao International and the Company.

Items included in the financial statements of each of the Group’s entities are recorded using the currency of the primary economic environment in which the entity operates (the “Functional Currency”). The Functional Currency of the Company is United State Dollar (“USD”), which is also the presentation currency of the consolidated financial statements.